Accrual for Loss on Inventory Purchase Commitments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrual for Loss on Inventory Purchase Commitments
Provision for inventory purchase commitments	$ 79,320	480,182		851,694
Accrual for potential losses on inventory firm purchase commitments			851,694
Number of vendor which obtained concessions price	2	2
Period of failed to accept deliveries from vendor	6 months	6 months	6 months
Accrual for loss on inventory purchase commitments	220,010	1,331,877
Accrual for loss on inventory purchase commitments recorded as a reduction to "prepayment to suppliers"	14,393	87,134
Accrual for loss on inventory purchase commitments recorded in "other current liabilities and accrued expenses"	23,801	144,082
Accrual for loss on inventory purchase commitments recorded in "other liabilities"	$ 181,816	1,100,661	851,694